Property and Equipment	3 Months Ended
Mar. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2021	181,390	913,405	1,094,795
Additions	65,329	-	65,329
At December 31, 2022	246,719	913,405	1,160,124
Additions	-	-	-
Disposals	(5,866)	-	(5,866)
At March 31, 2023	240,853	913,405	1,154,258

Accumulated amortization
At December 31, 2021	113,079	654,771	767,850
Amortization for the period	39,667	179,766	219,433
At December 31, 2022	152,746	834,537	987,283
Amortization for the period	12,745	41,622	54,367
Disposals	(2,207)	-	(2,207)
At March 31, 2023	163,284	876,159	1,039,443

Carrying amounts
At December 31, 2021	68,311	258,634	326,945
At December 31, 2022	93,973	78,868	172,841
At March 31, 2023	77,569	37,246	114,815